Investment Securities - Components of Investment Securities Gains and Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available for sale securities:
Gains realized on sales	$ 49,000	$ 6,000	$ 253,000
Losses realized on sales	(8,000)	(46,000)
Other investment securities:
Fair value adjustments, net	20,000		2,000
Investment securities (losses) gains, net	$ 61,000	$ (40,000)	$ 255,000